Goodwill (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Goodwill.
Discount rate	13.50%
Budgeted gross margin	51.00%
Terminal growth rate	5.00%
Impairment loss recognized	$ 0
Write off recoverable amount	$ 0